SEGMENT INFORMATION (Tables)	12 Months Ended
Aug. 31, 2019
SEGMENT INFORMATION
Schedule of Revenue and Operating Results by Segments

For the year ended August 31, 2017

	Domestic K-12 Schools
	International	Bilingual		Overseas	Complementary
	Schools	Schools	Kindergartens	Schools	Education Service	Consolidated
	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	505,595	413,404	312,008	—	97,360	1,328,367
Costs of revenue	(360,044)	(262,283)	(178,758)	—	(59,245)	(860,330)
Gross profit	145,551	151,121	133,250	—	38,115	468,037

For the year ended August 31, 2018

	Domestic K-12 Schools
	International	Bilingual		Overseas	Complementary
	Schools	Schools	Kindergartens	Schools	Education Service	Consolidated
	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	589,599	534,008	399,249	—	196,015	1,718,871
Costs of revenue	(373,391)	(346,868)	(223,397)	—	(146,939)	(1,090,595)
Gross profit	216,208	187,140	175,852	—	49,076	628,276

For the year ended August 31, 2019

	Domestic K-12 Schools
	International	Bilingual		Overseas	Complementary
	Schools	Schools	Kindergartens	Schools	Education Service	Consolidated
	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	745,015	650,433	495,024	181,793	490,740	2,563,005
Costs of revenue	(456,003)	(400,043)	(279,315)	(145,625)	(305,028)	(1,586,014)
Gross profit	289,012	250,390	215,709	36,168	185,712	976,991

Schedule of total revenues and long-lived assets from a geographical perspective

GEOGRAPHIC INFORMATION

The Group's revenues are attributed to geographic areas based on the selling location.

The following table presents total revenues for the years ended August 31, 2017, 2018 and 2019 from a geographical perspective:

	For the year ended August 31,
	2017	2018	2019
Revenues from sales originated:

China **	1,328,367	1,710,756	2,366,078
Canada	—	3,668	10,226
The US	—	4,447	24,977
The UK	—	—	161,724
Total	1,328,367	1,718,871	2,563,005

The following table presents long-lived assets including property and equipment, net and land use rights, net as of August 31, 2018 and 2019 from a geographical perspective:

	As of August 31,
	2019	2018
China **	494,031	776,483
Canada	71	3,013
The US	105	52,184
The UK	—	133,789

** Includes mainland China and Hong Kong.